Contract Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Contract Liabilities [Member]
Contract Liabilities [LIne Items]
Schedule of Contract Liabilities
	As of October 31,
	2024	2023
	US$	US$
Media and entertainment services income	424	—
Hotel operations, hospitality and VIP services income	760	—
	1,184	—